Selected cash flow information	12 Months Ended
Mar. 29, 2020
Cash Flow Statement [Abstract]
Selected cash flow information
Selected cash flow information
Changes in non-cash operating items

	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Trade receivables	(10.6)	3.4	(3.1)
Inventories	(141.8)	(87.3)	(39.5)
Other current assets	6.1	(10.3)	(5.6)
Accounts payable and accrued liabilities	(1.3)	(14.7)	41.5
Provisions	14.5	5.6	1.6
Deferred rent	—	3.3	2.3
Other	2.5	(0.7)	0.5
Change in non-cash operating items	(130.6)	(100.7)	(2.3)

Changes in liabilities and equity arising from financing activities

	Short-term borrowings and revolving facility	Term loan	Net derivative asset on terminated contracts	Lease liabilities	Share capital
	$	$			$
March 31, 2019 (1)	(1.2)	145.2	(5.5)	—	112.6
Cash flows:
Transaction costs on financing activities	(0.9)	(1.4)	—	—	—
Subordinate voting shares purchased for cancellation	—	—	—	—	(38.7)
Principal paid on lease liabilities	—	—	—	(24.7)	—
Settlement of term loan derivative contracts	—	—	4.6	—	—
Exercise of stock options	—	—	—	—	2.4
Non-cash items:
Amortization of debt costs
Discount	—	0.1	—	—	—
Interest rate modification	—	0.1	—	—	—
Deferred transaction costs	0.4	0.3	—	—	—
Acceleration of unamortized costs on term loan extinguishment	—	7.0	—	—	—
Unrealized foreign exchange (gain) loss	—	6.8	0.9	4.8	—
IFRS 16 initial application (notes 4 and 9)	—	—	—	150.8	—
Additions and amendments to lease liabilities (note 9)	—	—	—	97.0	—
Share purchase charge to retained earnings	—	—	—	—	37.1
Contributed surplus on exercise of stock options	—	—	—	—	1.3
March 29, 2020 (1)	(1.7)	158.1	—	227.9	114.7
(1) Deferred financing charges on the revolving facility are included in other long-term liabilities.

	Revolving facility	Term loan	Share capital
	$	$	$
March 31, 2018 (1)	(1.7)	137.1	106.1
Cash flows:
Exercise of stock options	—	—	3.1
Non-cash items:
Issuance of shares in business combination (note 5)	—	—	1.5
Amortization of debt costs
Discount	—	0.9	—
Embedded derivative	—	0.2	—
Interest rate modification	—	1.2	—
Deferred transaction costs	0.5	0.3	—
Unrealized foreign exchange loss	—	5.5	—
Contributed surplus on exercise of stock options	—	—	1.9
March 31, 2019 (1)	(1.2)	145.2	112.6
(1) Deferred financing charges on the revolving facility are included in other long-term liabilities.